Liabilities under Tax Receivable Agreement	3 Months Ended
Mar. 31, 2019
Liabilities Under Tax Receivable Agreement [Abstract]
Liabilities Under Tax Receivable Agreement Disclosure [Text Block]

7. Liabilities under Tax Receivable Agreement

On November 1, 2017, the Company entered into tax receivable agreement with FAH, LLC and each of the Continuing Equity Owners that provides for the payment by the Company to the Continuing Equity Owners of 85% of the amount of tax benefits, if any, that it realizes, or in some circumstances, is deemed to realize, as a result of (i) future redemptions funded by the Company or exchanges, or deemed exchanges in certain circumstances, of common units for Class A common stock or cash, and (ii) certain additional tax benefits attributable to payments made under the tax receivable agreement (the “Tax Receivable Agreement”).

During the three months ended March 31, 2019, the Company recognized an additional liability related to the Tax Receivable Agreement in the amount of $18.6 million for the payments due to the redeeming members under the Tax Receivable Agreement, representing 85% of the aggregate tax benefits the Company expects to realize from the tax basis increases related to the redemption of FAH, LLC common units, after concluding it was probable that such Tax Receivable Agreement payments would be paid in the future based on the Company’s estimate of future taxable income. The Company did not record any liabilities for the Tax Receivable Agreement during the three months ended March 31, 2018.

There were no payments made pursuant to the Tax Receivable Agreement during the three months ended March 31, 2019 and 2018.

As of March 31, 2019, the Company’s total obligation under the Tax Receivable Agreement, including accrued interest, was $25.4 million, of which $2.1 million was included in Accrued expenses and other current liabilities on the unaudited condensed consolidated balance sheets. There were no transactions subject to the Tax Receivable Agreement for which the Company did not recognize the related liability, as the Company concluded that it was probable that the Company would have sufficient future taxable income to utilize all of the related tax benefits.  At December 31, 2018, the Company’s total obligation under the Tax Receivable Agreement, including accrued interest, was $6.8 million, of which $0.3 million was included in Accrued expenses and other current liabilities on the condensed consolidated balance sheets.